STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 11 - STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company has authorized 25,000,000 preferred shares with a par value of $0.001 per share. The Board of Directors is authorized to divide the authorized shares of Preferred Stock into one or more series, each of which shall be so designated as to distinguish the shares thereof from the shares of all other series and classes.

Special 2019 Series A Preferred Stock

The Company has designated one (1) share of Series A Preferred Stock, par value $0.001.

On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.

The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any matters presented to the stockholders of the Corporation for their action or consideration.

On September 6, 2022, the Company repurchased $60,000 and canceled the Special 2019 Series A Preferred Stock held by Mr. Morris via the issuance of a related party note payable (see Note 10 - Related Party Transactions).

As of December 31, 2024, the Company had zero shares of 2019 Series A Preferred stock issued and outstanding, respectively.

Series C Convertible Preferred Stock

On March 4, 2022, the Company filed a Certificate of Designation with the Wyoming Secretary of State, establishing 2,000 shares of the Company’s Series C Convertible Preferred Stock, with a stated value of $1,200 per share.

During the year ended December 31, 2023, the Company declared dividends of $64,292, of which $22,133 was paid via the issuance of 116,799 shares of common stock, $20,026 was paid in cash, and $22,133 remained declared but unpaid on December 31, 2023.

The Company has the right to redeem the Series C Convertible Preferred Stock in accordance with the following schedule:

●	If all of the Series C Convertible Preferred Stock are redeemed within 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days of written notice at a price equal to 115% of the Stated Value together with any accrued but unpaid dividends.
●	If all of the Series C Convertible Preferred Stock is redeemed after 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days of written notice at a price equal to 120% of the Stated Value together with any accrued but unpaid dividends; and
●	The Company shall pay an 8% per annum dividend on the Series C Convertible Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Series C Convertible Preferred Stock. The dividend shall be deemed to accrue from the date of issuance of the Series C Convertible Preferred Stock, whether earned or declared, and whether there are profits, surplus, or other funds of the Company legally available for the payment of dividends.

The Series C Convertible Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation).

Each share of the Series C Convertible Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of $1,200 of such share by the Conversion Price of $0.3202.

On March 4, 2022, the Company entered into a Securities Purchase Agreement (the “GHS Securities Purchase Agreement”) with GHS Investments, LLC (“GHS”), whereby GHS agreed to purchase, in tranches, up to $700,000 of the Company’s Series C Convertible Preferred Stock in exchange for 700 shares of Series C Convertible Preferred Stock.

On March 4, 2022, the Company issued to GHS the first tranche of 300 shares of Series C Convertible Preferred Stock, as well as commitment shares of 35 shares of Series C Convertible Preferred Stock and 941,599 warrant shares (the “GHS Warrant”). Warrant shares represent 75% of the number of shares of common stock issuable upon conversion of the Series C Convertible Preferred Stock (the “GHS Warrant Shares”). The Company agreed to register the shares of common stock issuable pursuant to the conversion of the Series C Convertible Preferred Stock and the GHS Warrant Shares.

GHS delivered gross proceeds of $266,000 to the Company (excluded were legal fees and a transaction fee charged by Spartan Capital).

On March 9, 2022, the Company entered a Securities Purchase Agreement with Proactive Capital Partners LP (“Proactive”), whereby Proactive agreed to purchase 160 Series C Preferred Stock shares.

The Company agreed to issue Proactive commitment shares of 8 Series C Convertible Preferred Stock shares and 472,205 warrant shares (the “Warrant”). Warrant shares represent 75% of the number of shares of common stock issuable upon conversion of the Series C Convertible Preferred Stock (the “Warrant Shares”). The Company agreed to register the shares of common stock issuable pursuant to the conversion of the Series C Convertible Preferred Stock and the Warrant Shares.

On March 9, 2022, the Company issued 168 shares of Series C Convertible Preferred stock to Proactive Capital Partners LP as per the Securities Purchase Agreement. Proactive delivered gross proceeds of $155,000 to the Company (excluded were legal fees).

On April 24, 2022, the Company issued the second tranche of 200 shares of Series C Convertible Preferred Stock and 562,149 warrant shares as per its Securities Purchase Agreement (the “GHS Securities Purchase Agreement”) with GHS Investments, LLC (“GHS”), of March 4, 2022. GHS delivered gross proceeds of $184,000 to the Company (excluded were legal fees and a transaction fee charged by Spartan Capital).

On May 25, 2022, the Company issued the third tranche of 100 shares of Series C Convertible Preferred Stock and 281,074 warrant shares as per its Securities Purchase Agreement (the “GHS Securities Purchase Agreement”) with GHS Investments, LLC (“GHS”), of March 4, 2022. GHS delivered gross proceeds of $92,000 to the Company (excluded were legal fees and a transaction fee charged by Spartan Capital).

On June 24, 2022, the Company issued the fourth tranche of 100 shares of Series C Convertible Preferred Stock and 281,074 warrant shares as per its Securities Purchase Agreement (the “GHS Securities Purchase Agreement”) with GHS Investments, LLC (“GHS”), of March 4, 2022. GHS delivered gross proceeds of $92,000 to the Company (excluded were legal fees and a transaction fee charged by Spartan Capital).

On September 7, 2022, our wholly owned subsidiary, Bubblr Limited, entered into a new loan agreement (the “Loan Agreement”) with Mr. Morris for £434,060 (US$525,291 on December 31, 2022). To enter into the new loan, GHS Investments, LLC agreed to waive a prohibition on borrowing over $200,000 found in our Certificate of Designation for the Series C Preferred Stock in exchange for our company issuing 345,220 shares of common stock: 281,000 shares of common stock to GHS and 64,220 shares of common stock to Proactive. The resulting common shares were valued at $71,703, which was recorded as interest expense.

As a result of the above transactions, the Company received total net proceeds of $789,000, of which $721,275 has been allocated to the warrants and Series C Preferred Stock based on the warrants’ fair market values on each contract date, with the residual loss of $28,043 allocated to day-one loss on warrant liability associated with the March 2022 issuances, and excess proceeds of $95,768 allocated to the Series C Preferred Stock related to the April, May, and June 2022 issuances. As of December 31, 2024, and 2023, the Company had 903 of Series C Preferred Stock issued and outstanding.

Common Stock

The Company has authorized 3,000,000,000 common shares with a par value of $0.01 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the corporation’s stockholders is sought.

During the years ended December 31, 2024, and 2023, the Company issued common shares as follows:

Year ended December 31, 2023

●	1,455,784 shares for Investor Relations valued at $285,338
●	625,000 shares for Consulting Services valued at $100,000
●	500,000 shares for Professional Services valued at $65,000
●	311,159 shares for Series C Preference Share Dividends valued at $43,805
●	2,489,186 shares for Loan Resolution Agreement valued at $821,431

Year ended December 31, 2024

●	200,000 shares for Advisory Board services valued at $10,000

As of December 31, 2024, and 2023, the Company had 159,890,447 and 159,690,447 shares, respectively, of common stock issued and outstanding.

Warrants

The Company identified conversion features embedded within warrants issued during the year ended December 31, 2022. The Company has determined that the conversion feature of the Warrants represents an embedded derivative since the conversion price includes a reset provision, which could cause adjustments in redemption value and number of shares issued upon exercise (see Note 11 - Warrant Liability).

A summary of activity during the period ended December 31, 2024, and 2023 follows:

Warrants Outstanding
	Number of	Weighted Average	Weighted Average Remaining life
	Warrants	Exercise Price	(years)

Outstanding, December 31, 2022	—	$—	—
Granted	2,538,101	0.32	4.27
Exercised	—	—	—
Forfeited/cancelled	—	—	—
Outstanding, December 31, 2023	2,538,101	0.32	3.23
Granted	—	—	—
Exercised	—	—	—
Forfeited/cancelled	—	—	—
Outstanding, December 31, 2024	2,538,101	$0.32	2.23

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2024:

Warrants Outstanding			Warrants Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
941,599	0.80	$0.34	941,599	$0.34
472,205	0.40	0.34	472,205	0.34
562,149	0.50	0.35	562,149	0.35
281,074	0.26	0.22	281,074	0.22
281,074	0.27	0.22	281,074	0.22
2,538,101	2.23	$0.32	2,538,101	$0.32

On December 31, 2024, the intrinsic value of the warrants was $0, as the price of the Company’s stock was below the warrant exercise price.

Equity Incentive Plan

On May 25, 2022, our board of directors and majority shareholders approved the adoption of the Bubblr, Inc. 2022 Equity Incentive Plan (the “2022 Equity Incentive Plan”) and, unless earlier terminated, will continue until May 25, 2032. A total of 28,400,000 shares of common stock may be issued under the 2022 Equity Incentive Plan.

The 2022 Equity Incentive Plan aims to foster and promote our long-term financial success and increase stockholder value by motivating performance through incentive compensation. The 2022 Equity Incentive Plan is intended to encourage participants to acquire and maintain ownership interests in our company and to attract and retain the services of talented individuals upon whose judgment and special efforts the successful conduct of our business is dependent.

During the year ended December 31, 2022, the Company issued pursuant to the 2022 Equity Incentive Plan, the Company elected to award 8,400,000 RSUs to two Company executives pursuant to their employment agreements, with 50% vesting on June 1, 2023, and June 1, 2024.

The executives forfeited the award of 8,400,000 RSUs upon their termination of employment on January 31, 2023.

On April 1, 2023, the Company granted options for purchasing our Common stock to executives, management, and a non-executive director as consideration for time served. The terms of the stock option grants are determined by our Board of Directors and consistent with our 2022 Equity Incentive Plan.

On July 1, 2024, the Company granted 500,000 options for purchasing our Common stock to a provider of professional services.

On July 9, 2024, 1,848,000 unvested options for purchasing our Common stock were forfeited on termination of service.

On October 9, 2024, 4,872,000 options for purchasing our Common stock expired as they were not exercised within three months of termination of service.

On October 17, 2024, the Company granted 8,305,000 options for purchasing our Common stock to executives, management, and professional service providers. The terms of the stock option grants are determined by our Board of Directors and consistent with our 2022 Equity Incentive Plan.

On October 17, 2024, the Company canceled and granted 500,000 options for purchasing our Common stock to a provider of professional services.

The terms of the stock option grants are determined by our Board of Directors and consistent with our 2022 Equity Incentive Plan. Our stock option grant general policy is that options vest 40% after 90 days of service, and the remaining options vest monthly over two years. The maximum term is ten years.

The following table summarizes the stock options activity for the year ended December 31, 2024, and 2023:

	Number of Shares
	2024	2023
Outstanding at the beginning of the year	14,400,000
Granted	10,200,000	-
Exercised	-	14,400,000
Forfeited	(1,848,000)	-
Expired\Cancelled	(5,372,000)	-
Outstanding at the end of the year	17,380,000	14,400,000
Exercisable	15,649,000	10,032,000
Weighted-average Exercise Price	$0.0937	$0.0156

The total intrinsic value of options on December 31, 2024, is zero because the closing stock price was below the weighted average exercise value. The weighted average fair value of stock options granted during 2023 was based on the Black-Scholes option pricing model using the following weighted average assumptions. See below for reference to the Company’s valuation methodologies for these grants.

Year Ended
December 31, 2024
Expected life in years	8.25 – 9.80
Risk-free interest rate	4.21%
Annual forfeiture rate	13%
Volatility	1.99% to 2.72%
Expected dividend yield	0%

The following table summarizes certain information regarding the Company’s non-vested shares:

Number of Shares

Non-vested as of December 31, 2023	4,368,000
Granted	1,895,000
Forfeited or expired	(1,848,000)
Vested	(2,684,000)

Non-vested as of December 31, 2024	1,731,000

The following table summarizes the stock options exercisable:

	Options	Options
	Outstanding	Exercisable

Number of shares	17,380,000	12,464,000
Weighted-average contractual life in years	9.13	8.61
Weighted-average exercise price		$0.1776
Intrinsic value		$-

The total intrinsic value of options on December 31, 2024, is zero because the closing stock price was below the weighted average exercise value.

The Company recognized compensation costs of $582,084 and $1,559,571 for the years ended December 31, 2024, and 2023, respectively. The Company recorded credits for forfeited and expired options of $668,781 and $0 in the years ended December 31, 2024, and 2023, respectively.

As of December 31, 2024, there were $243,004 of unrecognized compensation costs related to non-vested share options, which we will realize over the next twelve months.